Subsequent Events (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Sep. 01, 2026	Aug. 21, 2026
Short Term Debts [Member]
Subsequent Events [Line Items]
Short term debt aggregate principal amount	¥ 135
Maturity of short term debt	mature in 2027
Maximum [Member] | Short Term Debts [Member]
Subsequent Events [Line Items]
Percentage of loans bear annual interest rates	4.00%
Minimum [Member] | Short Term Debts [Member]
Subsequent Events [Line Items]
Percentage of loans bear annual interest rates	2.85%
Forecast [Member] | Common Class A [Member] | 2024 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Reserved for issuance shares			5,000,000
Forecast [Member] | Common Class A [Member] | 2024 Equity Incentive Plan [Member] | Maximum [Member]
Subsequent Events [Line Items]
Reserved for issuance shares			13,800,000
Forecast [Member] | Common Class A [Member] | 2024 Equity Incentive Plan [Member] | Minimum [Member]
Subsequent Events [Line Items]
Reserved for issuance shares			8,800,000
Forecast [Member] | Common Class A [Member] | Amended Plan [Member]
Subsequent Events [Line Items]
Reserved for issuance shares		5,000,000